Accounting Standards Issued But Not Yet Applied	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Accounting Standards Issued But Not Yet Applied	Changes in Accounting Policies
In October 2018, the IASB issued amendments to IFRS 3 "Definition of a Business" that narrowed and clarified the definition of a business. The amendments permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments apply to business combinations after the date of adoption. The Company prospectively adopted the amendments on January 1, 2020.
In October 2018, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors". The amendments make minor changes to the definition of the term "material" and align the definition across all IFRS Standards. Materiality is used in making judgements related to the preparation of financial statements. The Company prospectively adopted the amendments on January 1, 2020.
Accounting Standards Issued But Not Yet Applied
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2023 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of these amendments on its consolidated financial statements.
In May 2020, the IASB issued amendments to IAS 16 “Property, Plant and Equipment” to require proceeds received from selling items produced while the entity is preparing the asset for its intended use to be recognized in net earnings, rather than as a reduction in the cost of the asset. The amendments are effective January 1, 2022 with early adoption permitted. The Company is assessing the impact of these amendments on its consolidated financial statements.
In August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2) in response to the Financial Stability Board’s mandated reforms to InterBank Offered Rates (“IBORs”), with financial regulators proposing that they be replaced by a number of new local currency denominated alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively, with early adoption permitted. The Company is assessing the impact of IBOR reform and the IASB amendments and does not expect that these amendments will have a significant impact on the Company's consolidated financial statements.